Statement of Cash Flows (USD $) In Millions	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Statement of Cash Flows
Net cash provided by/(used) in operating activities	$ 1,091	$ 577
Net income/(loss)	723	27
Reconciled to net cash provided by operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	10	15
Depreciation, depletion and amortization	387	336
Impairment of assets	11	19
Deferred taxation	166	(21)
Movement in non-hedge derivatives and bonds	(180)	268
Equity income in associates	(28)	(39)
Dividends received from associates	44	79
Other non cash items	21	15
Net increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	48	13
Effect of changes in operating working capital items:
Receivables	(82)	(64)
Inventories	(102)	(69)
Accounts payable and other current liabilities	73	(2)
Net cash (used)/generated in investing activities	(633)	(319)
Increase in non-current investments	(113)	(59)
Associates loans advanced	0	0
Additions to property, plant and equipment	(556)	(381)
Proceeds on sale of mining assets	8	3
Proceeds on sale of investments	42	24
Proceeds on sale of associate	0	1
Cash inflows from derivatives purchased	0	94
Proceeds on disposal of subsidiary	9	0
Loans receivable advanced	0	(5)
Loans receivable repaid	1	0
Cash of subsidiary disposed	(11)	0
Change in restricted cash	(13)	4
Net cash used by financing activities	(202)	(481)
Repayments of debt	(155)	(1,315)
Issuance of stock	1	4
Proceeds from debt	6	1,029
Debt issue costs	0	(7)
Cash (outflows)/inflows from derivatives with financing	0	(133)
Dividends paid to common stockholders	(43)	(35)
Dividends paid to noncontrolling interests	(11)	(24)
Net increase/(decrease) in cash and cash equivalents	256	(223)
Effect of exchange rate changes on cash	(3)	(11)
Cash and cash equivalents - January 1,	575	1,100
Cash and cash equivalents - June 30,	839	866
Cash and cash equivalents - January 1, 2011	$ 586